SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement dated May 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-870 (5/14)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
(the "Funds")

Supplement dated May 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-871 (5/14)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
(the "Fund")

Supplement dated May 1, 2014
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Square Partners, LLC	Jeffrey S. Van Harte, CFA	Since 2014	Chairman & Chief Investment Officer
	Christopher J. Bonavico, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Daniel J. Prislin, CFA	Since 2014	Portfolio Manager, Equity Analyst
	Christopher M. Ericksen, CFA	Since 2014	Portfolio Manager, Equity Analyst

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Jackson Square Partners, LLC: Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to JSP. Each member of the portfolio management team joined JSP at its inception in April 2014. JSP's investment team has worked together for an average of more than a decade. This includes as part of Delaware Investment's Focus Growth Team where, since April 2005, the Team managed Delaware Investments' mutual funds and other pooled vehicles and separately managed accounts. Prior to joining JSP, Jeffrey S. Van Harte, CFA, JSP's Chairman & Chief Investment Officer, was chief investment officer of Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher J. Bonavico, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Daniel J. Prislin, CFA, a Portfolio Manager and Equity Analyst at JSP, was a senior portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005. Prior to joining JSP, Christopher M. Ericksen, CFA, a Portfolio Manager and Equity Analyst at JSP, was a portfolio manager on Delaware Investments' Focus Growth Equity Team, which he joined in 2005.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-872 (5/14)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement dated May 1, 2014
to the Statement of Additional Information (the "SAI") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust's management of the Funds are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate order thereof:

JACKSON SQUARE PARTNERS, LLC—Jackson Square Partners, LLC ("JSP"), located at 101 California Street, Suite 3750, San Francisco, California 94111 serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. JSP is owned by California Street Partners, LLC (representing the JSP investment team's ownership of JSP) and Delaware Investments. JSP may be deemed to be an affiliate of (i) Delaware Investments, Delaware Investments Advisory Services, Delaware Management Company, Delaware Investment Advisers , Delaware Investments Fund Advisers, Delaware Capital Management, the Delaware Investments® Family of Funds, and Delaware Distributors, L.P. (collectively, the "Delaware Affiliates"); and (ii) California Street Partners LLC. The Delaware Affiliates, with the exception of the Delaware Investments® Family of Funds, are part of the Macquarie Group which is a global provider of banking, financial, advisory, investment and funds management services.

In addition, under the sub-heading "DIFA," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust's management of the Funds, Jeffrey S. Van Harte, CFA, Christopher J. Bonavico, CFA, Daniel J. Prislin, CFA and Christopher M. Ericksen, CFA are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate order thereof:

JSP

Compensation. SIMC pays JSP a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between JSP and SIMC. JSP pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended March 31, 2014.

JSP's investment professionals have remained together, bound by culture and the unique nature of the team's research/portfolio manager role, for over a decade on average. Through various market and organizational circumstances over the years, the group has maintained a meritocracy and very strong pay-for-performance ethos that rewards positive impact to client portfolios. Each stock in each portfolio has two or more 'sponsors' who have mathematical ownership of those names for performance attribution purposes (e.g., 60/40 or 50/50-type responsibility splits). This stock-by-stock attribution can then be aggregated and the individual contributions of team members measured, down to the basis point, for each performance period measured: 1/3/5 year and since inception.

Aggregate compensation is ultimately driven by revenues, which—in turn—is correlated with assets under management ("AUM"), which ultimately correlates with performance over the long term, in a self-reinforcing cycle of better performance leading to more AUM (both via flows and appreciation) and greater revenues/compensation. Additionally, qualitative factors such as contribution to debates of other team members' ideas are also considered in compensation. Certain employees, including all eight members of the investment team, have equity ownership as part of their compensation.

In terms of the composition of compensation paid to the investment team, it is expected to be a combination of base salary, partnership equity distributions, and discretionary annual bonuses. JSP believes this combination will have the proper incentives to award prudent long term focus on building a stable and sustainable business while also rewarding professionals for superior relative interim results.

Ownership of Fund Shares. As of March 31, 2014, JSP's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2014, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, JSP's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts. As of March 31, 2014, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, JSP's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Jeffrey S. Van Harte, CFA	11		$8,881	8	$753.11	45		$9,606
	2	*	$2,164	0	$0	5	*	$1,078
Christopher J. Bonavico, CFA	16		$11,107	14	$2,285	61		$11,259
	2	*	$2,164	0	$0	5	*	$1,078
Daniel J. Prislin, CFA	11		$8,881	8	$753.11	45		$9,606
	2	*	$2,164	0	$0	5	*	$1,078
Christopher M. Ericksen, CFA	10		$8,774	6	$576.79	41		$9,026
	2	*	$2,164	0	$0	3	*	$757.71

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The team will perform investment management services for other funds or accounts similar to those provided to SEI. In some cases, there may be a performance fee associated with a client portfolio. As stated within the compliance manual, JSP has implemented the following procedures to prevent conflicts of interest with regard to client accounts which have a performance-based fee.

Prevention: In each case where the team is charging a performance-based fee, it shall disclose the risks, including conflicts of interest, and operation of the performance fee to clients, preferably in the investment contract or a side letter thereto. In each instance where the adviser charges a performance-based fee, legal counsel will seek a contractual representation from the client that it is qualified to be charged such a fee under Rule 205-3 of the Investment Advisers Act of 1940, as amended, or such other applicable section or law.

Detection: Legal counsel will annually review the adviser's client contracts and confirm that clients with performance-based fees for whom the adviser began managing money during the period have made the necessary representations or equivalent and been provided the appropriate risk disclosures.

Correction: In the event that the appropriate representations were not made or the appropriate risk disclosures were not provided, the Chief Compliance Officer, in conjunction with legal counsel, will discuss the required representations and risk disclosures with the client. Legal counsel will review and determine whether the client suffered material harm as a result of the omission.

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-873 (5/14)